BASIS OF PREPARATION:	6 Months Ended
Jun. 30, 2018
Basis Of Preparation
BASIS OF PREPARATION:

NOTE 2 - BASIS OF PREPARATION:

The Company’s condensed consolidated interim financial statements as of June 30, 2018 and for the three and six months then ended (the “condensed consolidated interim financial statements”) have been prepared in accordance with International Accounting Standard IAS 34, “Interim Financial Reporting”. These condensed interim consolidated financial statements, which are unaudited, do not include all disclosures necessary for a complete statement of financial position, results of operations, and cash flow in conformity with International Financial Reporting Standards (“IFRS”). The condensed consolidated interim financial statements should be read in conjunction with the annual financial statements as of December 31, 2017 and for the year then ended and their accompanying notes, which have been prepared in accordance with IFRS as published by the International Accounting Standards Board. The results of operations for the three and six months ended June 30, 2018 are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.